Leases	12 Months Ended
Dec. 31, 2022
19. Leases
Leases, Lessee
19.

LEASES
Lessee
The Company has operating leases for buildings, land, telecommunication services, and rail cars.
Emera’s leases have remaining lease terms of 1 year to 63 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain that they will be exercised.
As at December 31 December 31
millions of dollars

Classification 2022 2021
Right-of-use asset Other long-term assets $ 58 $

58
Lease liabilities

Current
Other current liabilities 3

3

Long-term
Other long-term liabilities 59

58
Total lease liabilities $ 62 $

61
The Company has recorded lease expense of $ 138

million for the year ended December 31, 2022 (2021
– $ 150

million), of which $
131

million (2021 – $
142

million) relates to variable costs for power generation
facility finance leases, recorded in “Regulated fuel for generation and purchased power” in the
Consolidated Statements of Income.
Future minimum lease payments under non-cancellable operating leases for each of the next five years and in aggregate thereafter are as follows:
millions of dollars 2023 2024 2025 2026 2027 Thereafter Total
Minimum lease payments $

6 $

6 $

5 $

3 $

3 $

116 $

139
Less imputed interest (77)
Total $

62
Additional information related to Emera's leases is as follows:
Year ended December 31
For the 2022 2021
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows for operating leases (millions of dollars)
$

8 $

7
Right-of-use assets obtained in exchange for lease obligations:

Operating leases (millions of dollars)
$

1 $ -

Weighted average remaining lease term (years)

44

44
Weighted average discount rate- operating leases 3.98% 3.98%
Lessor
The Company’s net investment in direct finance and sales-type leases primarily relates to Brunswick
Pipeline, Seacoast, compressed natural gas (“CNG”) stations and heat pumps.
The Company manages its risk associated with the residual value of the Brunswick Pipeline lease through proper routine maintenance of the asset.
Customers have the option to purchase CNG station assets by paying a make-whole payment at the date of the purchase based on a targeted internal rate of return or may take possession of the CNG station asset at the end of the lease term for no cost. Customers have the option to purchase heat pumps at the end of the lease term for a nominal fee.
Commencing in January 2022, the Company leased a Seacoast pipeline, a 21-mile, 30-inch lateral that is classified as a sales-type lease. The term of the pipeline lateral lease is 34 years with a net investment of
$ 100

million USD. The lessee of the new pipeline lateral has renewal options for an additional
16

years.
These renewal options have not been included as part of the pipeline lateral lease term as it is not reasonably certain that they will be exercised.
Direct finance and sales-type lease unearned income is recognized in income over the life of the lease using a constant rate of interest equal to the internal rate of return on the lease and is recorded as
“Operating revenues – regulated gas” and “Other income, net” on the Consolidated Statements of
Income.
The total net investment in direct finance and sales-type leases consist of the following:
As at December 31 December 31
millions of dollars

2022 2021
Total minimum lease payment to be received $

1,393 $

947
Less: amounts representing estimated executory costs (205) (165)
Minimum lease payments receivable $

1,188 $

782
Estimated residual value of leased property (unguaranteed)

183

183
Less: unearned finance lease income (733) (443)
Net investment in direct finance and sales-type leases $

638 $ 522
Principal due within one year (included in "Receivables and other current assets")

34

19
Net Investment in direct finance and sales type leases - long-term $ 604 $ 503
As at December 31, 2022, future minimum lease payments to be received for each of the next five years and in aggregate thereafter are as follows:
millions of dollars 2023 2024 2025 2026 2027 Thereafter Total
Minimum lease payments to be
received
$

90 $

92 $

95 $

94 $

92 $

930 $

1,393
Less: executory costs (205)
Total $

1,188